Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 21,428,902	$ 3,018,198	¥ 24,889,000
Time deposits	100,856,034	14,205,275	84,947,679
Restricted cash	2,777,206	391,161	2,699,055
Accounts receivable, net	6,422,417	904,579	5,002,872
Inventories	695,374	97,941	993,636
Prepayments and other current assets, net	6,076,595	855,871	5,448,284
Short-term investments	4,436,057	624,806	7,622,673
Total current assets	142,692,585	20,097,831	131,603,199
Non-current assets:
Property, equipment and software, net	8,075,044	1,137,346	6,342,330
Land use rights, net	4,075,143	573,972	4,121,767
Operating lease right-of-use assets, net	749,275	105,533	887,977
Deferred tax assets	1,560,088	219,734	1,480,789
Time deposits	1,050,000	147,889	2,973,840
Restricted cash	550	77	270
Long-term investments	21,783,187	3,068,098	18,544,358
Other long-term assets	5,939,106	836,505	6,806,455
Total non-current assets	43,232,393	6,089,154	41,157,786
Total assets	185,924,978	26,186,985	172,760,985
Current liabilities:
Accounts payable	881,016	124,089	1,507,141
Salary and welfare payables	4,857,206	684,123	4,732,941
Taxes payable	2,571,534	362,193	2,813,096
Short-term loans	19,240,163	2,709,920	23,875,704
Contract liabilities	13,362,166	1,882,022	12,518,890
Accrued liabilities and other payables	12,670,906	1,784,660	11,122,022
Short-term operating lease liabilities	259,493	36,549	259,053
Total current liabilities	53,842,484	7,583,556	56,828,847
Non-current liabilities:
Deferred tax liabilities	2,299,303	323,850	2,126,120
Long-term operating lease liabilities	555,829	78,287	672,640
Long-term loans	427,997	60,282	3,654,964
Other long-term liabilities	715,284	100,745	604,934
Total non-current liabilities	3,998,413	563,164	7,058,658
Total liabilities	57,840,897	8,146,720	63,887,505
Commitments and contingencies
Redeemable noncontrolling interests	115,759	16,304	136,440
Shareholders' equity:
Ordinary shares, US$0.0001 par value: 1,000,300,000,000 shares authorized, 3,223,623,596 and 3,210,783,141 shares issued and outstanding as of December 31, 2022 and 2023, respectively	2,710	382	2,710
Additional paid-in capital	22,604,651	3,183,799	22,854,234
Treasury stock	(12,694,364)	(1,787,964)	(10,910,754)
Statutory reserves	1,541,416	217,103	1,278,666
Accumulated other comprehensive income	616,780	86,872	431,786
Retained earnings	112,214,583	15,805,093	91,074,675
NetEase, Inc.'s shareholders' equity	124,285,776	17,505,285	104,731,317
Noncontrolling interests	3,682,546	518,676	4,005,723
Total equity	127,968,322	18,023,961	108,737,040
Total liabilities, redeemable noncontrolling interests and shareholders' equity	¥ 185,924,978	$ 26,186,985	¥ 172,760,985